UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2554

Name of Registrant:	VANGUARD MONEY MARKET FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31st

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004

Vanguard Federal Money Market Fund	Yield•	Maturity Date	Face Amount (000)	Market Value (000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (83.8%)

Federal Home Loan Bank*	1.798%	12/17/2004	$275,000	$274,781
Federal Home Loan Bank*	1.833%	12/22/2004	820,000	819,127
Federal Home Loan Bank*	1.980%	1/19/2005	98,411	98,147
Federal Home Loan Bank*	2.096%	2/4/2005	119,000	118,552
Federal Home Loan Mortgage Corp.*	2.000%	1/25/2005	200,000	199,392
Federal Home Loan Mortgage Corp.*	2.263%	2/22/2005	425,000	422,795
Federal National Mortgage Assn.*	2.000%	1/19/2005	314,000	313,149
Federal National Mortgage Assn.*	2.101%	2/2/2005	175,000	174,360
Federal National Mortgage Assn.*	2.238%	2/16/2005	335,000	333,406
U.S. Treasury Bill	1.692%-1.722%	12/30/2004	1,050,000	1,048,565
U.S. Treasury Bill	1.705%	1/6/2005	370,000	369,372
U.S. Treasury Bill	1.764%-1.783%	1/20/2005	235,000	234,430
U.S. Treasury Bill	1.975%	2/10/2005	200,000	199,225

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $4,605,301)				4,605,301

REPURCHASE AGREEMENTS (16.1%)

Barclays Capital Inc.
(Dated 11/30/2004, Repurchase Value $215,012,000, collateralized by
Federal Home Loan Mortgage Corp., 3.50%, 10/19/2007)	2.070%	12/1/2004	215,000	215,000
Bank of America Securities, LLC
(Dated 11/30/2004, Repurchase Value $220,013,000, collateralized by Federal National Mortgage Assn
Discount Note, 1/3/2005; Federal Home Loan Mortgage Corp. Discount Note, 1/3/2005-2/1/2005;
Federal Home Loan Bank, 2.38%, 2/15/2006; Federal Home Loan Bank Discount Note, 4/27/2005;
Federal Farm Credit Bank Discount Note, 1/20/2005)	2.070%	12/1/2004	220,000	220,000
Citigroup Global Markets
(Dated 11/30/2004, Repurchase Value $220,013,000, collateralized by U.S. Treasury Note, 2.00%,
8/31/2005; Federal National Mortgage Assn. Discount Note, 5/15/2012; Federal Home Loan Mortgage
Corp., 4.25%, 7/15/2009)	2.080%	12/1/2004	220,000	220,000
Deutsche Bank Securities Inc.
(Dated 11/30/2004, Repurchase Value $220,013,000, collateralized by Federal National Mortgage Assn.,
5.25%, 1/15/2009; Federal Home Loan Mortgage Corp. Discount Note, 12/7/2004; Federal Home Loan
Mortgage Corp., 2.75%-5.00%, 8/15/2006-7/15/2014; Federal Farm Credit Bank, 1.80%-4.45%, 1/26/2006-)
8/27/2010)	2.070%	12/1/2004	220,000	220,000
Goldman Sachs & Co.
(Dated 11/30/2004, Repurchase Value $7,983,000, collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 4/19/2005)	1.990%	12/1/2004	7,983	7,983

TOTAL REPURCHASE AGREEMENTS
(Cost $882,983)				882,983

TOTAL INVESTMENTS (99.9%)
(Cost $5,488,284)				5,488,284

OTHER ASSETS AND LIABILITIES-NET (0.1%)				8,178

NET ASSETS (100%)				$5,496,462

• Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
* The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.